OBLIGATIONS UNDER CAPITAL LEASE	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
OBLIGATIONS UNDER CAPITAL LEASE
Note 5 - OBLIGATIONS UNDER CAPITAL LEASE

NOTE 5 - OBLIGATIONS UNDER CAPITAL LEASE

The Company leases approximately 1,400 square feet of office space at 2999 North 44th Street, Phoenix, Arizona 85018 through January 31, 2023 at a monthly base rent of $3,688 through February 2022 then increasing to $3,758 per month beginning February 2022.

On July 2, 2019, the Company executed a lease agreement for an industrial building space in California for 24 months at base rent of $2,400 per month through June 30, 2021. On July 1, 2021, this lease went to a month-to-month basis.

The above leases were classified as capital leases under ASC 842 which the Company adopted in 2019. The following is a summary of property held under these capital leases at June 30, 2021 and December 31, 2020:

	June 30,	December 31,
	2021	2020

Office and warehouse facilities	$224,037	$224,037
Accumulated amortization	(157,332)	(144,870)

Total	$66,705	$79,167

Future maturities of obligations under capital leases are as follows:

Twelve months ending December 31,
2021	$40,391
2022	45,020
2023	3,758

Total minimum lease payments	89,169
Amounts representing interest	(6,140)
$83,029

NOTE 5 - OBLIGATIONS UNDER CAPITAL LEASE

The Company leases approximately 1,400 square feet of office space at 2999 North 44th Street, Phoenix, Arizona 85018 through January 31, 2023 at a monthly base rent of $3,270 through January 2020, increasing to $3,618, $3,688 and to $3,758 per month beginning February 2020, February 2021 and February 2022, respectively.

On July 2, 2019, the Company executed a lease agreement for an industrial building space in California for 24 months at base rent of $2,400 per month through June 30, 2021, upon which the lease expires.

The above leases are classified as capital leases under ASC 842 which the Company adopted in 2019. The following is a summary of property held under these capital leases at December 31, 2020 and 2019:

	December 31,	December 31,
	2020	2019

Office and warehouse facilities	$224,037	$224,037
Accumulated amortization	(144,870)	(87,106)

Total	$79,167	$136,931

Future maturities of obligations under capital leases are as follows:

Twelve months ending December 31,
2021	$58,585
2022	45,020
2023	3,758

Total minimum lease payments	107,363
Amounts representing interest	(8,481)
$98,882